Other comprehensive income - Schedule of Breakdown of Other Comprehensive Income (Loss) Relating to Financial Instruments at FVOCI, Derivative Financial Instruments, and Foreign Currency Translation (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Beginning balance	$ 979	$ 7,462	$ 8,125
Change in fair value of financial instruments, net of hedging	5,755	(7,597)	286
Reclassification of gains (losses) on financial instruments to profit or loss	(4,229)	1,114	(949)
Other comprehensive income gain (loss) for the year	1,526	(6,483)	(663)
Ending balance	2,505	979	7,462
FVOCI
Statement [Line Items]
Beginning balance	120	3	(862)
Change in fair value of financial instruments, net of hedging	4,259	138	876
Reclassification of gains (losses) on financial instruments to profit or loss	(3,156)	(21)	(11)
Other comprehensive income gain (loss) for the year	1,103	117	865
Ending balance	1,223	120	3
Financial Instruments CFH
Statement [Line Items]
Beginning balance	859	7,459	8,987
Change in fair value of financial instruments, net of hedging	1,496	(7,735)	(590)
Reclassification of gains (losses) on financial instruments to profit or loss	(1,073)	1,135	(938)
Other comprehensive income gain (loss) for the year	423	(6,600)	(1,528)
Ending balance	$ 1,282	$ 859	$ 7,459